EARNINGS PER LIMITED PARTNER UNIT AND DISTRIBUTIONS (Details) - Subsequent Event Type [Domain]		2 Months Ended	3 Months Ended										10 Months Ended	12 Months Ended
	Apr. 12, 2013 USD ($) shares	Dec. 31, 2012 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares	Jun. 30, 2013 USD ($) $ / shares	Mar. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares	Nov. 06, 2012 USD ($) shares	Dec. 31, 2014 USD ($) item $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	May. 15, 2013 shares
Earnings Per Unit of the Partnership
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares			$ 0.40
Net loss		$ 4,228,000	$ 13,905,000	$ 7,448,000	$ 26,032,000	$ 2,961,000	$ 1,289,000	$ (673,000)	$ 4,069,000	$ 6,192,000	$ 6,382,000		$ 260,000	$ 37,731,000	$ 15,970,000	$ 4,488,000
Series A Preferred Unit in-kind distribution and fair value adjustment			0				33,000							(4,596,000)	(1,670,000)	0
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure															0
Net loss attributable to partners			$ (10,827,000)				$ (1,790,000)							(36,659,000)	(17,640,000)	(4,228,000)
Interest in net loss														$ 0	$ 0	$ (22,910,000)
Basic and diluted net loss per common unit (in dollars per share) | $ / shares		$ (0.71)												$ (0.93)		$ (0.17)
Unvested common units excluded in computation of diluted per-unit amounts (in shares) | shares			2,081				140,100
Limited Partners [Member]
Earnings Per Unit of the Partnership
Unvested common units excluded in computation of diluted per-unit amounts (in shares) | shares													143,220
Class B Convertible Units [Member]
Earnings Per Unit of the Partnership
Conversion of Stock, Shares Converted | shares														0
Net loss			$ 3,119,000											$ 7,436,000
Series A Preferred Unit in-kind distribution and fair value adjustment			3,712,000											$ 9,610,000
Southcross Holdings Common [Member]
Earnings Per Unit of the Partnership
Conversion of Stock, Shares Converted | shares														252,687
Net loss attributable to partners			$ (3,154,000)										$ (6,409,000)	$ (6,409,000)
General Partner [Member]
Earnings Per Unit of the Partnership
Partners' Capital Account, Units | shares	29,925		1,044,170	1,038,852				534,638						1,038,852	534,638		5,075
Conversion of Stock, Shares Converted | shares														0
Net loss		$ 85,000	$ 217,000				$ 26,000							$ 626,000	$ 319,000
Series A Preferred Unit in-kind distribution and fair value adjustment															(1,670,000)
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure			(76,000)				0							$ (207,000)	(33,000)
Common Limited Partners [Member]
Earnings Per Unit of the Partnership
Conversion of Stock, Shares Converted | shares														1,762,951
Net loss		2,072,000	4,902,000				757,000							$ 15,155,000	7,829,000
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure															(17,000)
Net income (loss) allocated to limited partners			(4,936,000)				(1,045,000)							(20,175,000)	(8,683,000)	$ (2,072,000)
Interest in net loss		(8,683,000)	(4,936,000)				(1,045,000)							(20,175,000)		(2,072,000)
Dilutive interest in net loss		$ (8,683,000)	$ (4,936,000)				$ (1,045,000)							$ (20,175,000)		$ (2,072,000)
Weighted-average units - basic (in shares) | shares		12,224,997	23,800,943				18,285,220							21,641,635		12,213,713
Weighted-average units - diluted (in shares) | shares		12,224,997	23,800,943				18,285,220							21,641,635		12,213,713
Basic and diluted net loss per common unit (in dollars per share) | $ / shares			$ (0.21)				$ (0.06)
Unvested common units excluded in computation of diluted per-unit amounts (in shares) | shares							184,417							10,092
Subordinated Units
Earnings Per Unit of the Partnership
Net loss		$ 2,071,000	$ 2,513,000				$ 506,000							$ 8,105,000	7,822,000
Distribution Made to Member or Limited Partner, Distribution Paid In-kind, Fair Value Disclosure															(16,000)
Net income (loss) allocated to limited partners			(2,533,000)				(719,000)							(8,355,000)	(8,638,000)	$ (2,071,000)
Interest in net loss			(2,533,000)				(719,000)
Dilutive interest in net loss			$ (2,533,000)				$ (719,000)
Interest in net loss		(8,638,000)												(8,355,000)		(2,071,000)
Dilutive interest in net loss		$ (8,638,000)												$ (8,355,000)		$ (2,071,000)
Weighted-average units - basic (in shares) | shares		12,213,713	12,213,713				12,213,713							12,213,713		12,213,713
Weighted-average units - diluted (in shares) | shares		12,213,713	12,213,713				12,213,713							12,213,713		12,213,713
Basic and diluted net loss per common unit (in dollars per share) | $ / shares			$ (0.21)				$ (0.06)
Basic and diluted net loss per subordinated unit (in dollars per share) | $ / shares		$ (0.71)												$ (0.68)		$ (0.17)
Subordinated Units [Member]
Earnings Per Unit of the Partnership
Basic and diluted net loss per common unit (in dollars per share) | $ / shares								$ (0.01)	$ (0.19)	$ (0.27)	$ (0.26)
Series A Convertible Preferred Units [Member]
Earnings Per Unit of the Partnership
Number of Quarters for which Quarterly Distributions in Kind Required to be Paid | item			4											4
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares			$ 0.40
Conversion of Stock, Shares Converted | shares			2,015,638		2,015,638
Series A Preferred Unit in-kind distribution and fair value adjustment			$ 0				$ 33,000							$ (4,596,000)	(37,000)
Dividends, Preferred Stock, Paid-in-kind			0				(534,000)							$ (534,000)	$ (1,633,000)
Preferred Unit Conversion Common Units Collective Value as Percentage of Preferred Units that will be Convertible on Satisfaction of Specified Condition	110.00%
Series A Convertible Preferred Units [Member]
Earnings Per Unit of the Partnership
Unvested common units excluded in computation of diluted per-unit amounts (in shares) | shares														1,213,257
Senior Secured Credit Facility [Member] | Series A Convertible Preferred Units [Member]
Earnings Per Unit of the Partnership
Total capital infusion	$ 40,000,000
General Partner [Member] | General Partner [Member]
Earnings Per Unit of the Partnership
Net loss			$ 239,000				$ 26,000							$ 693,000
Cash Distribution [Member]
Earnings Per Unit of the Partnership
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares			$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.40	$ 0.4	$ 0.4	$ 0.24		$ 0.40
Distribution paid in cash			$ 9,938,000	$ 13,368,000	$ 9,933,000	$ 14,575,000	$ 13,762,000	$ 13,755,000		$ 9,986,000	$ 9,973,000	$ 5,982,000		$ 9,987,000
Cash Distribution [Member] | General Partner [Member]
Earnings Per Unit of the Partnership
Distribution paid in cash			$ 418,000	416,000	413,000	290,000	$ 290,000	289,000		210,000	199,000	120,000		214,000
Cash Distribution [Member] | Subordinated Units | Limited Partners [Member]
Earnings Per Unit of the Partnership
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares			$ 0.40				$ 0.40
Distribution paid in cash			$ 0	3,432,000	0	4,886,000	$ 4,886,000	4,885,000		4,886,000	4,886,000	2,931,000		$ 4,885,000
Cash Distribution [Member] | Common Limited Partners [Member] | Limited Partners [Member]
Earnings Per Unit of the Partnership
Distribution Made to Member or Limited Partner Minimum Quarterly Distributions Declared Per Unit | $ / shares														$ 1.60	$ 1.60	$ 0.24
Distribution paid in cash			$ 9,520,000	9,520,000	$ 9,520,000	$ 9,399,000	$ 8,586,000	$ 8,581,000		$ 4,890,000	$ 4,888,000	$ 2,931,000		$ 4,888,000
Cash Distribution [Member] | Subordinated Units [Member]
Earnings Per Unit of the Partnership
Distribution paid in cash				$ 0.28